8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Finder's Warrants Activity

The continuity of finder’s warrants for the year ended September 30, 2022 is as follows:

Expiry date	Exercise price	September 30, 2021	Issued	Exercised	Expired	September 30, 2022
October 9, 2022*	$ 0.135	1,339,036	-	-	-	1,339,036
June 14, 2023	$ 0.12	665,583	-	-	-	665,583
Outstanding		2,004,619	-	-	-	2,004,619
Weighted average exercise price		$0.13	$Nil	$Nil	$Nil	$0.13

*Subsequent to September 30, 2022, 1,339,036 finder’s warrants expired unexercised.

As at September 30, 2022, the weighted average contractual remaining life of finder’s warrants is 0.25 years (September 30, 2021 – 1.25 years; September 30, 2020 – 0.41 years).

The continuity of finder’s warrants for the year ended September 30, 2021 is as follows:

Expiry date	Exercise price	September 30, 2020	Issued	Exercised	Expired	September 30, 2021
February 25, 2021	$ 0.05	806,100	-	(56,100)	(750,000)	-
October 9, 2022	$ 0.135	-	1,339,036	-	-	1,339,036
June 14, 2023	$ 0.12	-	665,583	-	-	665,583
Outstanding		806,100	2,004,619	(56,100)	(750,000)	2,004,619
Weighted average exercise price		$0.05	$0.13	$0.05	$0.15	$0.13

c)Finder’s warrants

The continuity of finder’s warrants for the year ended September 30, 2020 is as follows:

Expiry date	Exercise price	September 30, 2019	Issued	Exercised	Expired	September 30, 2020
December 24, 2019	$ 0.05	887,250	-	-	(887,250)	-
April 25, 2020	$ 0.10	240,000	-	-	(240,000)	-
July 9, 2020	$ 0.05	1,007,125	-	(1,007,125)	-	-
August 16, 2020	$ 0.14	26,100	-	-	(26,100)	-
February 25, 2021	$ 0.05	-	1,002,000	(195,900)	-	806,100
Outstanding		2,160,475	1,002,000	(1,203,025)	(1,153,350)	806,100
Weighted average exercise price		$0.06	$0.05	$0.05	$0.06	$0.05